PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepaid expenses and other current assets, net

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deductible input VAT	1,113,018	1,444,655	197,953
Prepaid rental and deposits	191,972	224,007	30,694
Prepayments for materials and advertising fees	134,956	127,157	17,424
Prepaid operating expenses	81,293	85,212	11,676
Interest receivables	4,183	19,589	2,684
Others	19,496	37,434	5,129

	1,544,918	1,938,054	265,560